Business Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Business Segment Information (Tables) [Line Items]
Schedule of operating results for business segments
	Transportation Services	Mobile Health Services	Total
Three Months Ended September 30, 2021
Revenues	$17,916,162	$67,922,826	$85,838,988

(Loss) income from operations	(11,308,739)	12,827,957	1,519,218

Total assets	$115,444,782	$28,634,083	$144,078,865

Depreciation and amortization expense	$1,860,088	$159,488	$2,019,576

Stock compensation	$458,346	$4,700	$463,046

Long-lived assets	$25,641,586	$2,252,650	$27,894,236

Three Months Ended September 30, 2020
Revenues	$15,242,252	$11,694,361	$26,936,613

(Loss) income from operations	(5,028,689)	2,469,430	(2,559,259)

Total assets	$95,201,741	$2,545,558	$97,747,299

Depreciation and amortization expense	$1,368,802	$960	$1,369,762

Stock compensation	$171,768	$—	$171,768

Long-lived assets	$26,361,180	$29,080	$26,390,260
	Transportation Services	Mobile Health Services	Total
Nine Months Ended September 30, 2021
Revenues	$65,657,142	$131,737,237	$197,394,379

(Loss) income from operations	(15,309,680)	15,213,696	(95,984)

Total assets	$115,444,782	$28,634,083	$144,078,865

Depreciation and amortization expense	$5,214,607	$299,696	$5,514,303

Stock compensation	$1,215,180	$9,400	$1,224,580

Long-lived assets	$25,641,586	$2,252,650	$27,894,236

Nine Months Ended September 30, 2020
Revenues	$47,577,542	$15,272,891	$62,850,433

(Loss) income from operations	(13,382,146)	3,062,702	(10,319,444)

Total assets	$93,779,420	$2,545,558	$96,324,978

Depreciation and amortization expense	$4,064,424	$1,021	$4,065,445

Stock compensation	$515,305	$—	$515,305

Long-lived assets	$24,803,298	$29,080	$24,832,378

	Transportation Services	Mobile Health Services	Total
At Year Ended December 31, 2020
Revenues	$63,188,855	$30,901,803	$94,090,658
(Loss) income from operations	(19,285,424)	4,527,741	(14,757,683)
Total assets	88,632,28	11,539,435	100,172,363
Depreciation and amortization	$5,496,769	$10,886	$5,507,655
Stock compensation	$687,072	—	$687,072
Long-lived assets	$25,710,265	$679,995	$26,390,260

At Year Ended December 31, 2019
Revenues	$46,424,896	$1,874,216	$48,299,112
(Loss) income from operations	(20,920,717)	157,983	(20,762,734)
Total assets	100,963,796	—	100,963,796
Depreciation and amortization	$4,182,271	—	$4,182,271
Stock compensation	$457,467	—	$457,467
Long-lived assets	$22,656,722	—	$22,656,722